Schedule of cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Notes and other explanatory information [abstract]
Cash on hand and balances with banks	$ 34,016	$ 50,611
Total	$ 34,016	$ 50,611	$ 65,300	$ 24,271